Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2018
Registrant Name	DREYFUS BASIC MONEY MARKET FUND, INC
Central Index Key	0000885409
Amendment Flag	false
Document Creation Date	Jun. 26, 2018
Document Effective Date	Jun. 29, 2018
Prospectus Date	Jun. 29, 2018
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC
Prospectus:
Trading Symbol	DBAXX